Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments, which include only normal recurring adjustments, considered necessary for a fair presentation have been included.

The Company’s fiscal year ends on July 31 of each calendar year. Each reference below to a fiscal year refers to the fiscal year ending in the calendar year indicated.

Operating results for the three months ended October 31, 2019 are not necessarily indicative of the results that may be expected for the fiscal year ending July 31, 2020. The balance sheet at October 31, 2019 does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Therefore, these condensed financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended July 31, 2019 as filed with the U.S. Securities and Exchange Commission (“SEC”).

Basis of Presentation

These financial statements include all of the Company’s subsidiaries, including those operating outside the United States and are prepared in accordance with US GAAP. The consolidated financial statements include the accounts of the Company and all of its wholly-owned and majority-owned subsidiaries. All intercompany transactions and balances have been eliminated. The subsidiaries included in the Company’s consolidated financial statements are: Generex Pharmaceuticals, Inc.; Generex (Bermuda), Inc.(dormant); Antigen Express, Inc.; 1097346 Ontario, Inc.(inactive); NuGenerex Diagnostics LLC “NGDx,” formerly known as Hema Diagnostic Systems, LLC; Hema Diagnostics Systems Panama S.A.(dissolved); Rapid Medical Diagnostics Corporation; NuGenerex Distribution Solutions, LLC; Grainland Pharmacy Inc.(inactive); Empire State Pharmacy Inc (inactive); NuGenerex Medical Marketing (inactive); Regentys Corporation (51%); and Olaregen Therapeutix Inc. (51%).

Business Combinations

Business Combinations

Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued, or liabilities incurred or assumed. Acquisition related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognized directly in equity). Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost and the amount of any non-controlling interest, over the fair value of the identifiable net assets acquired.

Business Combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued, or liabilities incurred or assumed. Acquisition related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognized directly in equity). Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost and the amount of any non-controlling interest, over the fair value of the identifiable net assets acquired.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Patents

Patents

Capitalized patent costs represent legal costs incurred to establish patents and a portion of the acquisition price paid attributed to patents upon the acquisition of Antigen in August 2003 and the acquisition of NGDx in January 2017.  When patents reach a mature stage, any associated legal costs are comprised mostly of maintenance fees and costs of national applications and are expensed as incurred.  Capitalized patent costs are amortized on a straight-line basis over the remaining life of the patent.  As patents are abandoned, the net book value of the patent is written off.

Revenue Recognition

Revenue Recognition

It is the Company’s policy that revenues from product sales is recognized in accordance with ASC 606 “Revenue Recognition.” Five basic steps must be followed before revenue can be recognized; (1) Identifying the contract(s) with a customer that creates enforceable rights and obligations; (2) Identifying the performance obligations in the contract, such as promising to transfer goods or services to a customer; (3) Determining the transaction price, meaning the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer; (4) Allocating the transaction price to the performance obligations in the contract, which requires the company to allocate the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or services promised in the contract; and (5) Recognizing revenue when (or as) the entity satisfies a performance obligation by transferring a promised good or service to a customer. The amount of revenue recognized is the amount allocated to the satisfied performance obligation. Adoption of ASC 606 has not changed the timing and nature of the Company’s revenue recognition and there has been no material effect on the Company’s financial statements.

Revenue from the pharmacy services is recognized when the prescription is dispensed (picked up by the patient or shipped to the patient using common carrier or delivered by the pharmacies own personnel). At the time of dispensing each pharmacy has a contract with the insurance payor (item (i)); the insurance payor has accepted the claim for reimbursement from the pharmacy (item ii) and informed the pharmacy how much will be paid for the prescription (item (iii)); the insurance payor is now legally obligated to make payment on the accepted claim within a given period proscribed by statute (item (iv)); and, the prescription has been taken from the pharmacy inventory, placed into an individually labeled container specific to the patient, and the patient is able to take possession of the prescription (item (v)). Shipment to or pick up by the patient is the first time that all criteria for revenue recognition have been met.

Revenue from the laboratory services is recognized upon the completion of accessions (the requested laboratory test has been performed and the report has been issued to the requesting physician). After the test has been performed and reported, the insurance company and/or patient has an obligation to pay for medically necessary laboratory tests (items (i) and (ii)). Unlike the pharmacy services model, laboratory services are provided prior to insurance company approval; as a result, the seller’s price to buyer is not known until payment is provided (items (iii) and (iv). Based on historical collections, the Company estimates the expected revenues associated with similar tests and recognizes the revenue when testing results have been provided (v).

Revenue from NGDx is recognized upon payment at the time the product(s) is released (shipment delivered using a common carrier), and the control is transferred which is simultaneous to when payment received and accepted.

Revenue from product sales of Olaregen’s Excellagen® is recorded at the net sales price, or “transaction price,” which includes estimates of variable consideration that result from coupons, discounts, chargebacks and distributor fees, processing fees, as well as allowances for returns and government rebates. The Company constrains revenue by giving consideration to factors that could otherwise lead to a probable reversal of revenue. Where appropriate, the Company utilizes the expected value method to determine the appropriate amount for estimates of variable consideration based on factors such as the Company’s historical experience, contractual arrangement and specific known market events and trends. Collectability of revenue is reasonably assured based on historical evidence of collectability between the Company and its customers.

Revenue from the provision of management services is recognized in accordance with the contractual terms of the relationship (item i); however, the current agreements in place typically specify that a percentage of the gross margin associated with the third-parties’ sales that the Company facilitates is to be remitted (iii), and as such, the revenue is considered earned upon completion of the third parties’ sales of such products (iv). Like pharmacy services described above, revenue is recognized when the prescription is dispensed (picked up by the patient or shipped to the patient using common carrier or delivered by the pharmacies own personnel) (v).

Provisions for estimated sales returns and uncollectible accounts are recorded in the period in which the related sales are recognized based on historical and anticipated rates.

The Company determines whether it is the principal or agent for its retail pharmacy contract services on a contract by contract basis. In the majority of its contracts, the Company has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) having latitude in changing the product or performing part of the service, (iii) having discretion in supplier selection, (iv) having involvement in the determination of product or service specifications, and (v) having credit risk. The Company’s obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third-party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the Company is contractually required to pay the third-party pharmacies in its retail pharmacy network for products sold, regardless of whether the Company is paid by its clients. The Company’s responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third-party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the prescriber prior to dispensing, suggesting generic alternatives where clinically appropriate, and approving the prescription for dispensing. Although the Company does not have credit risk with respect to Retail Co-Payments or inventory risk related to retail network claims, management believes that all of the other applicable indicators of gross revenue reporting are present. For contracts under which the Company acts as an agent, revenue is recognized using the net method.

Revenue Recognition

It is the Company’s policy that revenues from product sales is recognized in accordance with ASC 606 “Revenue Recognition.” Five basic steps must be followed before revenue can be recognized; (1) Identifying the contract(s) with a customer that creates enforceable rights and obligations; (2) Identifying the performance obligations in the contract, such as promising to transfer goods or services to a customer; (3) Determining the transaction price, meaning the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer; (4) Allocating the transaction price to the performance obligations in the contract, which requires the company to allocate the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or services promised in the contract; and (5) Recognizing revenue when (or as) the entity satisfies a performance obligation by transferring a promised good or service to a customer. The amount of revenue recognized is the amount allocated to the satisfied performance obligation. Adoption of ASC 606 has not changed the timing and nature of the Company’s revenue recognition and there has been no material effect on the Company’s financial statements.

Revenue from the pharmacy services is recognized when the prescription is dispensed (picked up by the patient or shipped to the patient using common carrier or delivered by the pharmacies own personnel). At the time of dispensing each pharmacy has a contract with the insurance payor (item (i)); the insurance payor has accepted the claim for reimbursement from the pharmacy (item ii) and informed the pharmacy how much will be paid for the prescription (item (iii)); the insurance payor is now legally obligated to make payment on the accepted claim within a given period proscribed by statute (item (iv)); and, the prescription has been taken from the pharmacy inventory, placed into an individually labeled container specific to the patient, and the patient is able to take possession of the prescription (item (v)). Shipment to or pick up by the patient is the first time that all criteria for revenue recognition have been met.

Revenue from the laboratory services is recognized upon the completion of accessions (the requested laboratory test has been performed and the report has been issued to the requesting physician). After the test has been performed and reported, the insurance company and/or patient has an obligation to pay for medically necessary laboratory tests (items (i) and (ii)). Unlike the pharmacy services model, laboratory services are provided prior to insurance company approval; as a result, the seller’s price to buyer is not known until payment is provided (items (iii) and (iv). Based on historical collections, the Company estimates the expected revenues associated with similar tests and recognizes the revenue when testing results have been provided (v).

Revenue from Olaregen and NGDx is recognized upon payment at the time the product(s) is released (shipment delivered using a common carrier), and the control is transferred which is simultaneous to when payment received and accepted.

Revenue from the provision of management services is recognized in accordance with the contractual terms of the relationship (item i); however, the current agreements in place typically specify that a percentage of the gross margin associated with the third-parties’ sales that the Company facilitates is to be remitted (iii), and as such, the revenue is considered earned upon completion of the third parties’ sales of such products (iv). Like pharmacy services described above, revenue is recognized when the prescription is dispensed (picked up by the patient or shipped to the patient using common carrier or delivered by the pharmacies own personnel) (v).

Provisions for estimated sales returns and uncollectible accounts are recorded in the period in which the related sales are recognized based on historical and anticipated rates.

The Company determines whether it is the principal or agent for its retail pharmacy contract services on a contract by contract basis. In the majority of its contracts, the Company has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) having latitude in changing the product or performing part of the service, (iii) having discretion in supplier selection, (iv) having involvement in the determination of product or service specifications, and (v) having credit risk. The Company’s obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third-party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the Company is contractually required to pay the third-party pharmacies in its retail pharmacy network for products sold, regardless of whether the Company is paid by its clients. The Company’s responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third-party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the prescriber prior to dispensing, suggesting generic alternatives where clinically appropriate, and approving the prescription for dispensing. Although the Company does not have credit risk with respect to Retail Co-Payments or inventory risk related to retail network claims, management believes that all of the other applicable indicators of gross revenue reporting are present. For contracts under which the Company acts as an agent, revenue is recognized using the net method.

In March 2019, the Company changed its business model to no longer utilize their existing pharmacies. This shift resulted in breaking their existing lease agreements with their pharmacies, lab and lab related equipment leases which resulted in a liability of $784,999 as of July 31, 2019 and disposing the majority of applicable leasehold improvements, reduction of employees and no longer holding and selling inventory. Going forward Veneto will conduct business exclusively through their management services organization and by entering into more ancillary provider service agreements with third party pharmacies as an effort to reduce fixed costs and salaries. This was made practicable due to the decrease in overall script volume coupled with delays in the Company being able to receive operating licenses from various government agencies.

Intangible Assets

Intangible Assets

The costs of in-process research and development (“IPR&D”), related to the Company’s business combination with NGDx, were recorded at fair value on the acquisition date. IPR&D intangible assets are considered indefinite-lived intangible assets until completion or abandonment of the associated research and development efforts. IPR&D is not amortized, but is reviewed for impairment at least annually, or when events or changes in the business environment indicate the carrying value may be impaired. The Company also acquired licenses to operate pharmacies which were recorded at cost. They are evaluated annually for possible impairment. Management determined that as of July 31, 2019, the IPR&D and licenses are not impaired.

Impairment or Disposal of Long-Lived Assets and Intangibles

Impairment or Disposal of Long-Lived Assets and Intangibles

The Company accounts for the impairment or disposal of long-lived assets according to FASB ASC Topic 360, Property, Plant and Equipment (“ASC 360”). ASC 360 clarifies the accounting for the impairment of long-lived assets and for long-lived assets to be disposed of, including the disposal of business segments and major lines of business. Long-lived assets are reviewed when facts and circumstances indicate that the carrying value of the asset may not be recoverable. When necessary, impaired assets are written down to estimated fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates.

At July 31, 2019, we recorded an asset impairment charge of $287,587 for an intangible assets acquired in 2018, comprised of $188,069 and $99,519 for the Empire State Pharmacy and Grainland Pharmacy assets, respectively.

Derivative Liability

Derivative Liability

The Company’s derivative financial instruments are measured at fair value using the Monte Carlo, Black Scholes and multinomial lattice models which takes into account, as of the valuation date, factors including the current exercise price, the expected life of the warrant, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the instrument.  The liability is revalued at each reporting period and changes in fair value are recognized in the consolidated statements of operations and comprehensive loss under the caption “Change in fair value of derivative liabilities.”

Research and Development Costs

Research and Development Costs

Expenditures for research and development are expensed as incurred and include, among other costs, those related to the production of experimental drugs, including payroll costs, and amounts incurred for conducting clinical trials. Amounts expected to be received from governments under research and development tax credit arrangements are offset against current research and development expense.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by FASB ASC Topic 740. These standards require a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more likely than not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized.

Inventories

Inventories

Inventories, which consist of both raw materials and finished goods, is valued at the lower of cost or net realizable value. Inventory costs are comprised primarily of product, labor, freight and duty. The Company writes down inventory for estimated obsolescence equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. For the year ending July 31, 2019, the Company had a write down of inventory for $645,351 related to obsolescence which is classified as cost of goods sold.

Property and Equipment

Property and Equipment

Property, equipment and improvements to leased premises are depreciated using the straight-line method over the estimated useful lives of the assets, or when applicable, the term of the lease, whichever is shorter. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which are generally as follows:

Leasehold improvements	The shorter of the expected useful life of the improvement or the lease term

Computers and technological assets	3-5 years
Machinery and equipment	3-5 years
Furniture and fixtures	3-7 years

Assets acquired through finance lease arrangements or long-term rental arrangements that transfer substantially all the risks and rewards associated with ownership of the asset to the Company (as lessee) are capitalized.

Goodwill

Goodwill

The Company accounts for purchased goodwill and intangible assets with indefinite lives in accordance with FASB Accounting Standards Codification 350-10, “Intangibles—Goodwill and Other,” (“ASC 350-10”) goodwill and intangible assets with indefinite lives are reviewed by us at least annually for impairment. For purposes of these analyses, the estimate of fair value is based on the income approach, which estimates the fair value based on future discounted cash flows. The estimate of future discounted cash flows is based on assumptions and projections that are believed to be currently reasonable and supportable. If it is determined the carrying value of goodwill or other intangible assets to be impaired, then the carrying value is reduced.

The purchase price of acquisitions is allocated to the assets acquired and liabilities assumed based upon their respective fair values and are subject to change during the twelve month period subsequent to the acquisition date. We engage independent third-party valuation firms to assist us in determining the fair values of assets acquired and liabilities assumed at the time of acquisition. Such valuations require us to make significant estimates and assumption, including projections of future events and operating performance. Fair value estimates are derived from established market values of comparable assets, or internal calculations of estimated future net cash flows. Our estimate of future cash flows is based on assumptions and projections we believe to be currently reasonable and supportable.

Stock-Based Compensation

Stock-Based Compensation

The Company follows FASB ASC Topic 718 which requires that new, modified and unvested share-based payment transactions with employees, such as grants of stock options and restricted stock, be recognized in the consolidated financial statements based on their fair value at the grant date and recognized as compensation expense over their vesting periods, which typically conform to the performance period. The Company estimates the fair value of stock options as of the date of grant using the Black-Scholes option pricing model and restricted stock based on the quoted market price or the value of the services provided, whichever is more readily determinable. The Company also follows the guidance in FASB ASC Topic 505 for equity based payments to non-employees for equity instruments issued to consultants and other non-employees.

Net Income (Loss) per Common Share

Net Income (Loss) per Common Share

Net earnings per share is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the year. The computation of diluted earnings per share does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. Diluted earnings per share is calculated using the treasury stock method.

Comprehensive Income/(Loss)

Comprehensive Income/(Loss)

Other comprehensive income/(loss), which includes only foreign currency translation adjustments, is shown in the consolidated statements of operations and comprehensive loss and in the consolidated statements of changes in stockholders’ deficiency.

Foreign Currency Transactions and Translations

Foreign Currency Transactions and Translations

The functional and reporting currency of the Company and most of its subsidiaries is the United States Dollar. One subsidiary, Generex Pharmaceuticals, Inc., has a functional currency of the Canadian Dollar. Foreign denominated assets and liabilities of the Company are translated into U.S. dollars at the prevailing exchange rates in effect at the end of the reporting period. Revenue and expense accounts are translated at an average of exchange rates which were in effect during the period. Translation adjustments that arise from translating the foreign subsidiary’s financial statements from its functional currency to the Company’s reporting currency are recorded in the other comprehensive loss component of stockholders’ equity. Gains and losses resulting from foreign currency transactions are included in the consolidated statement of operations and comprehensive loss.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined under FASB ASC Topic 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for an asset or liability in an orderly transaction between participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. The levels are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities

•	Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data for substantially the full term of the assets or liabilities

•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities

The Company’s financial instruments consist of cash and cash equivalents, trade receivables, other receivables, payables, and short term and long term debt. The carrying values of cash and cash equivalents, trade receivables, other receivables, and payables approximate their fair value due to their short maturities. The carrying value of long term debt approximates the fair value of debt of similar terms and remaining maturities available to the company.

At July 31, 2019, the Company did not have any assets measured at fair value on a recurring basis. The following is a listing of the Company’s liabilities required to be measured at fair value on a recurring basis and where they are classified within the fair value hierarchy as of July 31, 2018.

	July 31, 2018
	Level 1	Level 2	Level 3	Total
Call option	$—	$2,168,211	$—	$2,168,211
Total	$—	$2,168,211	$—	$2,168,211

The following is a listing of the Company’s liabilities required to be measured at fair value on a recurring basis and where they are classified within the fair value hierarchy as of July 31, 2019 and July 31, 2018:

	July 31, 2019
	Level 1	Level 2	Level 3	Total
Derivative liability	$—	$—	$7,820,282	$7,820,282
Total	$—	$—	$7,820,282	$7,820,282

	July 31, 2018
	Level 1	Level 2	Level 3	Total
Warrants to be issued	$—	$24,962,507	$—	$24,962,507
Total	$—	$24,962,507	$—	$24,962,507

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company evaluates its estimates, including those related to long lived assets (including patents) impairment valuations, derivatives and contingencies and litigation, on an ongoing basis. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Critical accounting estimates are reviewed and discussed with the Board of Directors. The Company considers an accounting estimate to be critical if it requires assumptions to be made that were uncertain at the time the estimate was made, if changes in the estimate or if different estimates that could have been selected would have a material impact on our results of operations or financial condition.

Redeemable Non-Controlling Interest

Redeemable Non-Controlling Interest

As a result of the acquisition of Regentys, which had redeemable convertible preferred stock classified as a mezzanine instrument outside of the its equity accounts, such amounts are reclassified as redeemable non-controlling interest as the carrying value determined by the purchase price allocation at the time of the acquisition of Regentys.

Derivative Financial Instruments

Derivative Financial Instruments

As a result of the early adoption of ASU 2017-11 in the second quarter of the fiscal year 2019, the Company has no derivative financials instruments with down round features classified as a liability at July 31, 2019.

Adoption of New Accounting Standards

Adoption of New Accounting Standards

We have reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effective dates during the periods reported and in future periods. The Company does not believe that any new or modified principles will have a material impact on the Company’s reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). In January 2018, the FASB issued ASU 2018-01, which provides additional implementation guidance on the previously issued ASU 2016-02. Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. On August 1, 2019, we adopted ASU 2016-02 and its related amendments, which changed our accounting for leases. As a result of this change, we recognized right-of-use assets and lease liabilities on the consolidated balance sheet for all leases with a term longer than 12 months and classified them as operating leases. The right-of-use assets and lease liabilities have been measured by the present value of remaining lease payments over the lease term using our incremental borrowing rates or implicit rates, when readily determinable. See Note 5 of Notes to Unaudited Condensed Consolidated Financial Statements contained elsewhere in this report for additional details related to our adoption of the new lease accounting standard.

Adoption of New Accounting Standards

We have reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effective dates during the periods reported and in future periods. The Company does not believe that any new or modified principles will have a material impact on the Company’s reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.

•	ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”

•	ASC 815-40 (formerly SFAS No. 133 “Accounting for derivative instruments and hedging activities”), requires that embedded derivative instruments be bifurcated and assessed, along with free-standing derivative instruments such as warrants, on their issuance date and in accordance with ASC 815-40-15 (formerly EITF-00-19 “Accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock”) to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula and present value pricing.

•	ASU 2016-08 “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net).”

•	ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing.”

•	ASU 2016-11, “Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF (Emerging Issue Task Force) Meeting.”

•	ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients.”

•	ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.”

•	ASU 2018-07, “Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.”

•	ASU 2017-13, “Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840) and Leases (Topic 842). Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments.”

The standards provide companies with a single model for use in accounting for revenue arising from contracts with customers that supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer, as opposed to recognizing revenue when the risks and rewards transfer to the customer under the existing revenue guidance. The guidance permits companies to either apply the requirements retrospectively to all prior periods presented, or apply the requirements in the year of adoption, through a cumulative adjustment. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The guidance was adopted as of August 1, 2018. The Company found that the adoption did not have a material effect on the Company’s consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). This standard affects the accounting for equity instruments, financial liabilities under the fair value option and the presentation and disclosure requirements of financial instruments. In February 2018, the FASB issued ASU 2018-03, “Technical Corrections and Improvements to Financial Instruments (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”. This update was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU No. 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued. The update is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years beginning after June 15, 2018. The guidance was adopted as of August 1, 2018 and did not have a material effect on the Company’s consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 addresses eight specific cash flow issues with the objective of reducing diversity in practice regarding how certain cash receipts and cash payments are presented in the statement of cash flows. The standard provides guidance on the classification of the following items: (1) debt prepayment or debt extinguishment costs, (2) settlement of zero-coupon debt instruments, (3) contingent consideration payments made after a business combination, (4) proceeds from the settlement of insurance claims, (5) proceeds from the settlement of corporate-owned life insurance policies, (6) distributions received from equity method investments, (7) beneficial interests in securitization transactions, and (8) separately identifiable cash flows. The Company is required to adopt ASU 2016-15 for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017 on a retrospective basis. The guidance was adopted as of August 1, 2018 and did not have a material effect on the Company’s consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires that a statement of cash flows should include the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents when reconciling the beginning-of-period and end-of-period total amounts. The update is effective for fiscal years beginning after December 15, 2017. The guidance was adopted as of August 1, 2018 and did not have a material effect on the Company’s consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business.” These amendments clarify the definition of a business. The amendments affect all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The guidance was adopted as of August 1, 2018 and did not have a material effect on the Company’s consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU 2017-09, “Compensation-Stock Compensation” (Topic 718): Scope of Modification Accounting. The amendments provide guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718 Compensation-Stock Compensation. An entity should account for the effects of a modification unless all the following are met: 1. The fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the original award immediately before the original award is modified. If the modification does not affect any of the inputs to the valuation technique that the entity uses to value the award, the entity is not required to estimate the value immediately before and after the modification. 2. The vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified. 3. The classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified. The ASU is effective for all entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2017. The guidance was adopted as of August 1, 2018 and did not have a material effect on the Company’s consolidated financial statements and related disclosures.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (Topic 350), which eliminates Step 2 from the goodwill impairment test. Instead, an entity should perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The Company will adopt the standard effective August 1, 2020. The Company is evaluating the effect that ASU 2017-04 will have on its consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception. Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this update do not have an accounting effect. This ASU is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. The Company early adopted the ASU 2017-11 in the second quarter as of January 31, 2019.

In February 2018, the FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which was issued to address the income tax accounting treatment of the stranded tax effects within other comprehensive income due to the prohibition of backward tracing due to an income tax rate change that was initially recorded in other comprehensive income. This issue came about from the enactment of the TCJA on December 22, 2017 that changed the Company’s federal income tax rate from 35% to 21% effective January 1, 2018 and the establishment of a territorial-style system for taxing foreign-source income of domestic multinational corporations. In December 2017, the SEC issued Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Act (“SAB118”), which allows us to record provisional amounts during a measurement period not to extend beyond one year of the enactment. The Company remeasured its deferred tax assets and liabilities as of July 31, 2018, applying the reduced corporate income tax rate and recorded a provisional decrease to the deferred tax assets of $31,876,520, with a corresponding adjustment to the valuation allowance. In the fourth quarter of fiscal year ended July 31, 2019, we completed our analysis to determine the effect of the Tax Act and there were no material adjustments as of July 31, 2019.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”, which adds disclosure requirements to Topic 820 for the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This ASU is effective for interim and annual reporting periods beginning after December 15, 2019. The Company is evaluating the effect that ASU 2018-13 will have on consolidated financial statements.

Recently Issued Accounting Standards

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). In January 2018, the FASB issued ASU 2018-01, which provides additional implementation guidance on the previously issued ASU 2016-02. Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. The Company is required to adopt ASU 2016-02 for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018. This ASU will be effective for us in the first quarter of 2019 which begins with interim period ending October 31, 2019. We do not anticipate the adoption of this ASU to have a material impact to our financial statements.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (Topic 350), which eliminates Step 2 from the goodwill impairment test. Instead, an entity should perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The Company will adopt the standard effective August 1, 2020. The Company is evaluating the effect that ASU 2017-04 will have on its consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception. Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this update do not have an accounting effect. This ASU is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. The Company early adopted the ASU 2017-11 in the second quarter as of January 31, 2019.

In February 2018, the FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which was issued to address the income tax accounting treatment of the stranded tax effects within other comprehensive income due to the prohibition of backward tracing due to an income tax rate change that was initially recorded in other comprehensive income. This issue came about from the enactment of the TCJA on December 22, 2017 that changed the Company’s federal income tax rate from 35% to 21% effective January 1, 2018 and the establishment of a territorial-style system for taxing foreign-source income of domestic multinational corporations. In December 2017, the SEC issued Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Act (“SAB118”), which allows us to record provisional amounts during a measurement period not to extend beyond one year of the enactment. The Company remeasured its deferred tax assets and liabilities as of July 31, 2018, applying the reduced corporate income tax rate and recorded a provisional decrease to the deferred tax assets of $31,876,520, with a corresponding adjustment to the valuation allowance. In the fourth quarter of fiscal year ended July 31, 2019, we completed our analysis to determine the effect of the Tax Act and there were no material adjustments as of July 31, 2019.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”, which adds disclosure requirements to Topic 820 for the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This ASU is effective for interim and annual reporting periods beginning after December 15, 2019. The Company is evaluating the effect that ASU 2018-13 will have on consolidated financial statements.